Operating Segments - Schedule of Operating Revenues, Costs and Expenses (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
SEGMENT ASSETS	R$ 59,855	R$ 42,239	R$ 42,035
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES	5,235	7,792	8,753
ADDITIONS TO THE SEGMENT	697	1,495	2,737
ADDITIONS TO FINANCIAL ASSETS	893	25	2,271
NET REVENUE	22,266	21,712	18,773
COST OF ENERGY AND GAS
Energy bought for resale	(11,084)	(10,919)	(8,273)
Charges for use of the national grid	(1,480)	(1,174)	(947)
Gas bought for resale	(1,238)	(1,071)	(877)
Operating costs, total	(13,802)	(13,164)	(10,096)
OPERATING COSTS AND EXPENSES
Personnel	(1,410)	(1,627)	(1,644)
Employees' and managers' profit sharing	(77)	(5)	(8)
Post-employment obligations	(337)	229	(345)
Materials	(104)	(61)	(58)
Raw materials and inputs for production of energy		(10)
Outsourced services	(1,087)	(974)	(867)
Depreciation and amortization	(835)	(850)	(835)
Operating provisions (reversals)	(466)	(854)	(713)
Construction costs	(897)	(1,119)	(1,193)
Other operating expenses, net	(405)	(383)	(145)
Total cost of operation	(5,618)	(5,654)	(5,808)
OPERATING COSTS AND EXPENSES	(19,420)	(18,818)	(15,904)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		2,894	2,869
Equity in earning of unconsolidated investees, net	(104)	(252)	(302)
Remeasurement of previously held equity interest in subsidiaries acquired	(119)
Adjustment for loss of value in Investments			(763)
Adjustment for impairment of Investments	(127)		(763)
Income before finance income (expenses) and taxes	2,496	2,642	1,804
Finance income	1,706	804	1,041
Finance expenses	(2,224)	(1,800)	(2,478)
Income before income and social contribution taxes	1,978	1,646	367
Income and Social Contribution taxes	(599)	(644)	(33)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,379	1,002	334
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS (Note 33)	363
Net income for the year	1,742	1,002	334
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes	(463)	(261)	(515)
Equity gain (loss) on Other comprehensive income in jointly-controlled entities		(3)	4
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(463)	(264)	(511)
Items that may be reclassified to profit or loss
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity, net of tax		(38)	(3)
Items that may be reclassified to profit or loss		(38)	(43)
Recycling of conversion adjustments to the Income statement arising from sale of Transchile			(39)
Equity holders of the parent	1,700	1,001	334
COMPREHENSIVE INCOME FOR THE YEAR		700	(219)
Non-controlling interests	42	1	1
Equity holders of the parent		699	(219)
Net income for the year	1,742	1,002	334
Non-controlling interests	42	1
Eliminations [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	(957)	(32)	(276)
NET REVENUE	(293)	(288)	(234)
COST OF ENERGY AND GAS
Energy bought for resale	71	73	59
Charges for use of the national grid	200	181	134
Operating costs, total	271	254	193
OPERATING COSTS AND EXPENSES
Outsourced services	15	30	37
Other operating expenses, net	7	4	4
Total cost of operation	22	34	41
OPERATING COSTS AND EXPENSES	293	288	234
Energy Generation [member] | Operating Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	14,671	14,366	14,414
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES	4,055	4,723	5,292
ADDITIONS TO THE SEGMENT	559	308	916
ADDITIONS TO FINANCIAL ASSETS			2,217
NET REVENUE	6,374	7,190	5,875
COST OF ENERGY AND GAS
Energy bought for resale	(3,917)	(4,209)	(3,071)
Charges for use of the national grid	(216)	(353)	(321)
Operating costs, total	(4,133)	(4,562)	(3,392)
OPERATING COSTS AND EXPENSES
Personnel	(230)	(281)	(271)
Employees' and managers' profit sharing	(10)	(1)	(1)
Post-employment obligations	(46)	39	(54)
Materials	(39)	(11)	(11)
Raw materials and inputs for production of energy		(10)
Outsourced services	(123)	(127)	(129)
Depreciation and amortization	(164)	(176)	(202)
Operating provisions (reversals)	(107)	(139)	(88)
Other operating expenses, net	(65)	(117)	(57)
Total cost of operation	(784)	(823)	(813)
OPERATING COSTS AND EXPENSES	(4,917)	(5,385)	(4,205)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		1,805	1,670
Equity in earning of unconsolidated investees, net	(353)	(519)	(448)
Remeasurement of previously held equity interest in subsidiaries acquired	80
Adjustment for loss of value in Investments			(763)
Adjustment for impairment of Investments	(127)
Income before finance income (expenses) and taxes	1,057
Finance income	1,113	226	190
Finance expenses	(1,536)	(1,161)	(1,320)
Income before income and social contribution taxes	634	351	(671)
Income and Social Contribution taxes	(276)	(257)	(24)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	358
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS (Note 33)	11
Net income for the year	369	94	(695)
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes		(47)	(92)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(47)
Items that may be reclassified to profit or loss
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity, net of tax		(34)
Items that may be reclassified to profit or loss		(34)
Equity holders of the parent	361
COMPREHENSIVE INCOME FOR THE YEAR		13	(787)
Non-controlling interests	8
Equity holders of the parent		13	(787)
Net income for the year	369	94	(695)
Transmission [member]
Disclosure of operating segments [line items]
ADDITIONS TO FINANCIAL ASSETS	96
Transmission [member] | Operating Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	3,862	3,955	4,267
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES	1,163	1,122	1,670
ADDITIONS TO FINANCIAL ASSETS	96	25	54
NET REVENUE	675	777	1,113
OPERATING COSTS AND EXPENSES
Personnel	(108)	(106)	(111)
Employees' and managers' profit sharing	(7)
Post-employment obligations	(27)	19	(23)
Materials	(4)	(4)	(3)
Outsourced services	(40)	(31)	(30)
Operating provisions (reversals)	(12)	(10)	(10)
Construction costs	(96)	(25)	(54)
Other operating expenses, net	(17)	(11)	(13)
Total cost of operation	(311)	(168)	(244)
OPERATING COSTS AND EXPENSES	(311)	(168)	(244)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		609	869
Equity in earning of unconsolidated investees, net	231	234	362
Income before finance income (expenses) and taxes	595
Finance income	61	9	7
Finance expenses	(5)	(3)	(4)
Income before income and social contribution taxes	651	849	1,234
Income and Social Contribution taxes	(122)	(189)	5
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	529
DISCONTINUED OPERATIONS
Net income for the year	529	660	1,239
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes		(23)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(23)
Items that may be reclassified to profit or loss
Recycling of conversion adjustments to the Income statement arising from sale of Transchile			(39)
Equity holders of the parent	529
COMPREHENSIVE INCOME FOR THE YEAR		637	1,200
Equity holders of the parent		637	1,200
Net income for the year	529	660	1,239
Distribution [member]
Disclosure of operating segments [line items]
ADDITIONS TO FINANCIAL ASSETS	727
Distribution [member] | Operating Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	37,840	20,021	18,166
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES		1,918	1,754
ADDITIONS TO THE SEGMENT	129	1,083	1,602
ADDITIONS TO FINANCIAL ASSETS	727
NET REVENUE	13,757	12,312	10,597
COST OF ENERGY AND GAS
Energy bought for resale	(7,238)	(6,783)	(5,260)
Charges for use of the national grid	(1,463)	(1,002)	(760)
Operating costs, total	(8,701)	(7,785)	(6,020)
OPERATING COSTS AND EXPENSES
Personnel	(965)	(1,123)	(1,147)
Employees' and managers' profit sharing	(51)	(3)	(10)
Post-employment obligations	(224)	180	(231)
Materials	(58)	(43)	(42)
Outsourced services	(880)	(785)	(674)
Depreciation and amortization	(595)	(567)	(525)
Operating provisions (reversals)	(332)	(469)	(544)
Construction costs	(757)	(1,045)	(1,102)
Other operating expenses, net	(203)	(408)	(395)
Total cost of operation	(4,065)	(4,263)	(4,670)
OPERATING COSTS AND EXPENSES	(12,766)	(12,048)	(10,690)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		264	(93)
Equity in earning of unconsolidated investees, net	33	42	(180)
Remeasurement of previously held equity interest in subsidiaries acquired	(52)
Income before finance income (expenses) and taxes	972
Finance income	434	397	743
Finance expenses	(621)	(815)	(1,078)
Income before income and social contribution taxes	785	(112)	(608)
Income and Social Contribution taxes	(217)	31	103
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	568
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS (Note 33)	62
Net income for the year	630	(81)	(505)
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes		(145)	(380)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(145)
Items that may be reclassified to profit or loss
Equity holders of the parent	599
COMPREHENSIVE INCOME FOR THE YEAR		(226)	(885)
Non-controlling interests	31
Equity holders of the parent		(226)	(885)
Net income for the year	630	(81)	(505)
Gas [member]
Disclosure of operating segments [line items]
ADDITIONS TO FINANCIAL ASSETS	70
Gas [member] | Operating Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	1,822	2,000	2,737
ADDITIONS TO THE SEGMENT		56	56
ADDITIONS TO FINANCIAL ASSETS	70
NET REVENUE	1,619	1,482	1,181
COST OF ENERGY AND GAS
Gas bought for resale	(1,238)	(1,071)	(877)
Operating costs, total	(1,238)	(1,071)	(877)
OPERATING COSTS AND EXPENSES
Personnel	(60)	(56)	(47)
Materials	(2)	(2)	(2)
Outsourced services	(20)	(17)	(16)
Depreciation and amortization	(74)	(71)	(54)
Operating provisions (reversals)	2	(2)
Construction costs	(45)	(49)	(37)
Other operating expenses, net	(13)	(15)	(8)
Total cost of operation	(212)	(212)	(164)
OPERATING COSTS AND EXPENSES	(1,450)	(1,283)	(1,041)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		199	140
Income before finance income (expenses) and taxes	169
Finance income	84	49	15
Finance expenses	(38)	(43)	(49)
Income before income and social contribution taxes	215	205	106
Income and Social Contribution taxes	(53)	(71)	(8)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	162
DISCONTINUED OPERATIONS
Net income for the year	162	134	98
Items that may be reclassified to profit or loss
Equity holders of the parent	161
COMPREHENSIVE INCOME FOR THE YEAR		134	98
Non-controlling interests	1
Equity holders of the parent		133	98
Net income for the year	162	134	98
Non-controlling interests		1
Telecoms [member] | Operating Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	10	347	338
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES			18
ADDITIONS TO THE SEGMENT	9	47	163
NET REVENUE		127	125
OPERATING COSTS AND EXPENSES
Personnel	(18)	(20)	(23)
Employees' and managers' profit sharing			(1)
Materials	(1)
Outsourced services	(9)	(28)	(23)
Depreciation and amortization	(1)	(35)	(38)
Operating provisions (reversals)	1	(1)	(4)
Other operating expenses, net	(3)	(23)	11
Total cost of operation	(31)	(107)	(78)
OPERATING COSTS AND EXPENSES	(31)	(107)	(78)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		20	47
Equity in earning of unconsolidated investees, net	(1)	(2)	(31)
Income before finance income (expenses) and taxes	(32)
Finance income	1	3	4
Finance expenses	(5)	(15)	(9)
Income before income and social contribution taxes	(36)	6	11
Income and Social Contribution taxes	12	(3)	(6)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(24)
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS (Note 33)	290
Net income for the year	266	3	5
Items that may be reclassified to profit or loss
Equity holders of the parent	266
COMPREHENSIVE INCOME FOR THE YEAR		3	5
Equity holders of the parent		3	5
Net income for the year	266	3	5
Other [member] | Operating Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	2,607	1,582	2,389
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES	17	29	19
ADDITIONS TO THE SEGMENT		1
NET REVENUE	134	112	116
OPERATING COSTS AND EXPENSES
Personnel	(29)	(41)	(45)
Employees' and managers' profit sharing	(10)	(1)	4
Post-employment obligations	(41)	(9)	(37)
Materials		(1)
Outsourced services	(30)	(16)	(32)
Depreciation and amortization	(1)	(1)	(16)
Operating provisions (reversals)	(18)	(233)	(67)
Other operating expenses, net	(109)	187	313
Total cost of operation	(238)	(115)	120
OPERATING COSTS AND EXPENSES	(238)	(115)	120
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		(3)	236
Equity in earning of unconsolidated investees, net	(14)	(7)	(5)
Remeasurement of previously held equity interest in subsidiaries acquired	(147)
Income before finance income (expenses) and taxes	(265)
Finance income	13	120	82
Finance expenses	(19)	237	(18)
Income before income and social contribution taxes	(271)	347	295
Income and Social Contribution taxes	57	(155)	(103)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(214)
DISCONTINUED OPERATIONS
Net income for the year	(214)	192	192
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes		(46)	(43)
Equity gain (loss) on Other comprehensive income in jointly-controlled entities		(3)	4
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(49)
Items that may be reclassified to profit or loss
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity, net of tax		(4)	(3)
Items that may be reclassified to profit or loss		(4)
Equity holders of the parent	(216)
COMPREHENSIVE INCOME FOR THE YEAR		139	150
Non-controlling interests	2
Equity holders of the parent		139	150
Net income for the year	R$ (214)	R$ 192	R$ 192